UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period:  July 31, 2014

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund
Schedule of Investments
July 31, 2014 (Unaudited)
			% of
	Number of Shares	Value	Net Assets
COMMON STOCKS - 95.39%
Consumer Discretionary - 25.44%
Advance Auto Parts, Inc.	36,600	$4,432,626	1.87%
Carmike Cinemas, Inc. (a)	161,327	5,072,121	2.14%
Core-Mark Holding Co., Inc.	119,744	5,651,917	2.39%
G-III Apparel Group, Ltd. (a)	68,700	5,335,929	2.26%
Jack in the Box, Inc.	87,800	5,021,282	2.12%
Jarden Corp. (a)	77,400	4,326,660	1.83%
La-Z-Boy, Inc.	168,900	3,553,656	1.50%
MDC Partners, Inc. (b)	183,997	3,794,018	1.60%
Papa Johns International, Inc.	95,600	3,985,564	1.69%
The Goodyear Tire & Rubber Co.	171,400	4,314,138	1.82%
The New York Times Co.	320,700	4,005,543	1.69%
Tuesday Morning Corp. (a)	328,211	5,402,353	2.28%
Visteon Corp. (a)	55,700	5,319,350	2.25%
		60,215,157	25.44%
Consumer Staples - 1.94%
Tyson Foods, Inc., Class A	123,300	4,587,993	1.94%

Energy - 9.59%
Exterran Holdings, Inc.	128,900	5,446,025	2.30%
Green Plains Renewable Energy, Inc.	187,000	7,010,630	2.96%
Matrix Service, Co. (a)	153,727	4,127,570	1.74%
Targa Resources Corp.	48,000	6,120,000	2.59%
		22,704,225	9.59%
Financials - 7.60%
BGC Partners, Inc.	659,773	5,166,023	2.18%
CNO Financial Group, Inc.	253,200	4,096,776	1.73%
LPL Financial Holdings, Inc.	85,600	4,064,288	1.72%
Universal Insurance Holdings, Inc.	386,800	4,664,808	1.97%
		17,991,895	7.60%
Health Care - 6.26%
Alere, Inc. (a)	130,700	5,228,000	2.21%
CIGNA Corp.	60,700	5,465,428	2.31%
MWI Veterinary Supply, Inc. (a)	29,200	4,124,792	1.74%
		14,818,220	6.26%
Industrials - 33.35%
Aceto Corp.	244,484	4,097,552	1.73%
Alaska Air Group, Inc.	116,200	5,109,314	2.16%
Curtiss Wright Corp.	72,500	4,604,475	1.94%
Delta Air Lines, Inc.	147,300	5,517,858	2.33%
Engility Holdings, Inc. (a)	113,346	3,917,238	1.65%
Huntington Ingalls Industries, Inc.	48,400	4,400,528	1.86%
John Bean Technologies Corp.	157,086	4,092,090	1.73%
L-3 Communications Holdings, Inc.	40,800	4,282,368	1.81%
Lennox International, Inc.	52,300	4,462,236	1.88%
Lockheed Martin Corp.	28,900	4,825,433	2.04%
Northrop Grumman Corp.	38,900	4,795,203	2.03%
Primoris Services Corp.	140,600	3,357,528	1.42%
Raytheon Co.	48,500	4,402,345	1.86%
Southwest Airlines, Co.	217,800	6,159,384	2.60%
The Manitowoc Co., Inc.	160,500	4,262,880	1.80%
United Continental Holdings, Inc. (a)	102,400	4,750,336	2.01%
United Rentals, Inc. (a)	55,800	5,909,220	2.50%
		78,945,988	33.35%

Information Technology - 6.56%
CSG Systems International, Inc.	172,000	4,478,880	1.89%
Hewlett-Packard Co.	154,800	5,512,428	2.33%
Super Micro Computer, Inc. (a)	211,300	5,529,721	2.34%
		15,521,029	6.56%
Materials - 4.65%
AK Steel Holding Corp. (a)	674,200	6,135,220	2.59%
PolyOne Corp.	128,400	4,872,780	2.06%
		11,008,000	4.65%
Total Common Stocks (Cost $199,614,535)		225,792,507	95.39%

RIGHTS - 0.00%
Health Care - 0.00%
Forest Laboratories, Inc. (a)(c)	5,500	5,225	0.00%
Total Rights (Cost $0)		5,225	0.00%

PARTNERSHIPS - 2.33%
Energy - 2.33%
NGL Energy Partners LP	128,279	5,509,583	2.33%
Total Partnerships (Cost $4,413,797)		5,509,583	2.33%

SHORT-TERM INVESTMENTS - 2.38%
Money Market Funds - 2.38%
Fidelity Government Portfolio - Institutional Class, 0.01% (d)	5,631,079	5,631,079	2.38%
Total Short-Term Investments (Cost $5,631,079)		5,631,079	2.38%

Total Investments (Cost $209,659,411) - 100.10%		236,938,394	100.10%
Liabilities in Excess of Other Assets - (0.10)%		(242,370)	(0.10)%
TOTAL NET ASSETS - 100.00%		$236,696,024	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) U.S. traded security of a foreign corporation.
(c) Security is fair valued in good faith.
(d) The rate listed is the fund's 7-day yield as of July 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

Cost of investments	$209,819,047
Gross unrealized appreciation	34,012,039
Gross unrealized depreciation	(6,892,692)
Net unrealized appreciation	$27,119,347

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2014
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, publicly traded partnerships, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in
Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2014 were as follows:

Common Stocks	Level 1	Level 2	Level 3		Total
Consumer Discretionary	$60,215,157	$-	$-		$60,215,157
Consumer Staples	4,587,993	-	-		4,587,993
Energy	22,704,225	-	-		22,704,225
Financials	17,991,895	-	-		17,991,895
Health Care	14,818,220	-	-		14,818,220
Industrials	78,945,988	-	-		78,945,988
Information Technology	15,521,029	-	-		15,521,029
Materials	11,008,000	-	-		11,008,000
Total Common Stocks	$225,792,507	$-	$-		$225,792,507

Rights
Health Care	$-	$-	$5,225		$5,225
Total Rights	$-	$-	$5,225	*	$5,225

Partnerships
Energy	$5,509,583	$-	$-		$5,509,583
Total Partnerships	$5,509,583	$-	$-		$5,509,583

Short-Term Investments
Money Market Funds	$5,631,079	$-	$-		$5,631,079
Total Short-Term Investments	$5,631,079	$-	$-		$5,631,079

Total Investments	$236,933,169	$-	$5,225		$236,938,394

* Acquired in merger.

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2014, the Fund recognized no transfers between levels.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Rights
Balance as of October 31, 2013	$5,225
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
(Sales)	-
Transfer in and/or out of Level 3	-
Balance as of July 31, 2014	$5,225

Change in unrealized appreciation/depreciation during the period for
Level 3 investments held at July 31, 2014	$-

The Level 3 investments as of July 31, 2014 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Hennessy Focus Fund
Schedule of Investments
July 31, 2014 (Unaudited)
			% of
	Number of Shares	Value	Net Assets
COMMON STOCKS - 76.31%
Consumer Discretionary - 30.23%
Bally Technologies, Inc. (a)	1,169,000	$70,338,730	4.89%
CarMax, Inc. (a)	2,097,740	102,390,689	7.12%
Dick's Sporting Goods, Inc.	1,165,767	49,580,070	3.45%
O'Reilly Automotive, Inc. (a)	897,900	134,685,000	9.37%
Penn National Gaming, Inc. (a)	1,197,772	12,552,651	0.87%
Twenty First Century Fox, Inc.	2,057,204	65,172,223	4.53%
		434,719,363	30.23%
Energy - 3.49%
World Fuel Services Corp.	1,168,204	50,174,362	3.49%

Financials - 29.50%
Aon PLC (b)	851,000	71,790,360	4.99%
Brookfield Asset Management, Inc. (b)	569,419	25,424,558	1.77%
Diamond Hill Investment Group, Inc.	138,793	17,734,970	1.23%
Encore Capital Group, Inc. (a) (d)	1,616,620	68,674,018	4.77%
Markel Corp. (a)	198,637	125,560,434	8.73%
Marlin Business Services Corp.	533,485	9,816,124	0.68%
T. Rowe Price Group, Inc.	517,900	40,220,114	2.80%
The Charles Schwab Corp.	2,346,699	65,120,897	4.53%
		424,341,475	29.50%
Health Care - 1.45%
Henry Schein, Inc. (a)	180,000	20,925,000	1.45%

Industrials - 4.52%
American Woodmark Corp. (a) (d)	817,409	24,031,825	1.67%
Mistras Group, Inc. (a)	11,642	245,879	0.02%
Roadrunner Transportation Systems, Inc. (a)	904,200	22,731,588	1.58%
Simpson Manufacturing Company, Inc.	590,832	17,967,201	1.25%
		64,976,493	4.52%
Information Technology - 7.12%
Google, Inc. (a)	68,984	39,431,254	2.74%
Google, Inc., Class A (a)	68,984	39,979,677	2.78%
MICROS Systems, Inc. (a)	339,409	22,954,231	1.60%
		102,365,162	7.12%
Total Common Stocks (Cost $602,442,538)		1,097,501,855	76.31%

REITS - 14.52%
Financials - 14.52%
American Tower Corp., Class A	1,483,679	140,044,461	9.74%
Gaming & Leisure Properties, Inc.	2,043,407	68,801,513	4.78%
		208,845,974	14.52%
Total REITS (Cost $81,851,999)		208,845,974	14.52%

SHORT-TERM INVESTMENTS - 9.32%
Money Market Funds - 9.32%
Federated Government Obligations Fund - Class I, 0.01% (c)	61,104,071	61,104,071	4.25%
Fidelity Government Portfolio - Institutional Class, 0.01% (c)	73,000,000	73,000,000	5.07%
		134,104,071	9.32%
Total Short-Term Investments (Cost $134,104,071)		134,104,071	9.32%

Total Investments (Cost $818,398,608) - 100.15%		1,440,451,900	100.15%
Liabilities in Excess of Other Assets - (0.15)%		(2,179,852)	(0.15)%
TOTAL NET ASSETS - 100.00%		$1,438,272,048	100.00%

Percentages are stated as a percent of net assets.

REIT-	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund's 7-day yield as of July 31, 2014.
(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Hennessy Focus Fund, as defined in the Investment
Company Act of 1940, at or during the period ended July 31, 2014. Details of transactions with these affiliated companies for the period ended July 31, 2014, are as follows:
Issuer	Encore Capital Group, Inc.	American Woodmark Corp.
Beginning Cost	$19,557,051	$25,862,840
Purchase Cost	$28,182,205	$518,661
Sales Cos4t	$-	$-
Ending Cost	$47,739,256	$26,381,501
Dividend Income	$-	$-
Shares	1,616,620	817,409
Market Value	$68,674,018	$24,031,825

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

Cost of investments	$818,398,608
Gross unrealized appreciation	638,282,313
Gross unrealized depreciation	(16,229,021)
Net unrealized appreciation	$622,053,292

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2014
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, publicly traded partnerships and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will be valued at the
NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in
Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2014 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$434,719,363	$-	$-	$434,719,363
Energy	50,174,362	-	-	50,174,362
Financials	424,341,475	-	-	424,341,475
Health Care	20,925,000	-	-	20,925,000
Industrials	64,976,493	-	-	64,976,493
Information Technology	102,365,162	-	-	102,365,162
Total Common Stocks	$1,097,501,855	$-	$-	$1,097,501,855

REITS
Financials	$208,845,974	$-	$-	$208,845,974
Total REITS	$208,845,974	$-	$-	$208,845,974

Short-Term Investments
Money Market Funds	$134,104,071	$-	$-	$134,104,071
Total Short-Term Investments	$134,104,071	$-	$-	$134,104,071

Total Investments	$1,440,451,900	$-	$-	$1,440,451,900

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2014, the Fund recognized no transfers between levels.

Hennessy Cornerstone Mid Cap 30 Fund
Schedule of Investments
July 31, 2014 (Unaudited)
			% of
	Number of Shares	Value	Net Assets
COMMON STOCKS - 94.82%
Consumer Discretionary - 38.86%
American Axle & Manufacturing Holdings, Inc. (a)	446,000	$8,201,940	2.71%
Brunswick Corp.	221,000	8,912,930	2.95%
Cracker Barrel Old Country Store, Inc.	85,600	8,299,776	2.75%
Hanesbrands, Inc.	140,900	13,767,339	4.55%
Lear Corp.	122,800	11,564,076	3.82%
Lithia Motors, Inc.	121,100	10,759,735	3.56%
Skechers USA, Inc. (a)	295,200	15,400,584	5.09%
Tenneco, Inc. (a)	174,800	11,134,760	3.68%
The Goodyear Tire & Rubber Co.	392,800	9,886,776	3.27%
Visteon Corp. (a)	117,300	11,202,150	3.70%
Wendy's Co.	1,031,800	8,409,170	2.78%
		117,539,236	38.86%
Consumer Staples - 7.10%
Flowers Foods, Inc.	406,000	7,750,540	2.56%
Pilgrim's Pride Corp. (a)	490,374	13,710,857	4.54%
		21,461,397	7.10%
Financials - 9.19%
American Equity Investment Life Holding Co.	417,300	9,239,022	3.05%
AmTrust Financial Services, Inc.	226,000	9,636,640	3.19%
Genworth Financial, Inc. (a)	682,300	8,938,130	2.95%
		27,813,792	9.19%
Health Care - 7.49%
Omnicare, Inc.	159,700	9,981,250	3.30%
Universal Health Services, Inc.	118,800	12,664,080	4.19%
		22,645,330	7.49%
Industrials - 22.30%
Alaska Air Group, Inc.	277,500	12,201,675	4.03%
Avis Budget Group, Inc. (a)	262,000	14,721,780	4.87%
Huntington Ingalls Industries, Inc.	130,900	11,901,428	3.93%
ITT Corp.	245,900	11,304,023	3.74%
Oshkosh Corp.	181,200	8,375,064	2.77%
Swift Transportation Co. (a)	438,300	8,963,235	2.96%
		67,467,205	22.30%
Information Technology - 9.88%
Ciena Corp. (a)	354,600	6,925,338	2.29%
Computer Sciences Corp.	169,600	10,581,344	3.50%
Sunpower Corp. (a)	337,200	12,385,356	4.09%
		29,892,038	9.88%
Total Common Stocks (Cost $250,574,981)		286,818,998	94.82%

SHORT-TERM INVESTMENTS - 5.02%
Money Market Funds - 5.02%
Fidelity Government Portfolio - Institutional Class, 0.01% (b)	15,181,986	15,181,986	5.02%
Total Short-Term Investments (Cost $15,181,986)		15,181,986	5.02%

Total Investments (Cost $265,756,967) - 99.84%		302,000,984	99.84%
Other Assets in Excess of Liabilities - 0.16%		496,660	0.16%
TOTAL NET ASSETS - 100.00%		$302,497,644	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate listed is the fund's 7-day yield as of July 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

Cost of investments	$265,756,967
Gross unrealized appreciation	44,097,033
Gross unrealized depreciation	(7,853,016)
Net unrealized appreciation	$36,244,017

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2014
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, publicly traded partnerships, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in
Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2014 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$117,539,236	$-	$-	$ 117,539,236
Consumer Staples	21,461,397	-	-	21,461,397
Financials	27,813,792	-	-	27,813,792
Health Care	22,645,330	-	-	22,645,330
Industrials	67,467,205	-	-	67,467,205
Information Technology	29,892,038	-	-	29,892,038
Total Common Stocks	$286,818,998	$-	$-	$ 286,818,998

Short-Term Investments
Money Market Funds	$15,181,986	$-	$-	$ 15,181,986
Total Short-Term Investments	$15,181,986	$-	$-	$ 15,181,986

Total Investments	$302,000,984	$-	$-	$ 302,000,984

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2014, the Fund recognized no transfers between levels.

Hennessy Cornerstone Large Growth Fund
Schedule of Investments
July 31, 2014 (Unaudited)
			% of
	Number of Shares	Value	Net Assets
COMMON STOCKS - 96.59%
Consumer Discretionary - 16.10%
Autozone, Inc. (a)	4,700	$2,430,041	2.03%
Bed Bath & Beyond, Inc. (a)	28,000	1,772,120	1.48%
Coach, Inc.	40,100	1,385,856	1.16%
Dollar General Corp. (a)	37,000	2,043,510	1.71%
Ford Motor Co.	145,400	2,474,708	2.07%
Lowes Companies, Inc.	46,100	2,205,885	1.85%
Macy's, Inc.	42,100	2,432,959	2.03%
McDonald's Corp.	23,400	2,212,704	1.85%
The Gap, Inc.	57,100	2,290,281	1.92%
		19,248,064	16.10%
Consumer Staples - 17.54%
Altria Group, Inc.	59,800	2,427,880	2.03%
General Mills, Inc.	45,800	2,296,870	1.92%
Kimberly Clark Corp.	21,600	2,243,592	1.88%
Kraft Foods Group, Inc.	42,200	2,261,287	1.89%
Kroger Co.	57,700	2,826,146	2.36%
Pepsico, Inc.	27,400	2,413,940	2.02%
Philip Morris International, Inc.	26,400	2,165,064	1.81%
Sysco Corp.	62,600	2,234,194	1.87%
Wal-Mart Stores, Inc.	28,700	2,111,746	1.76%
		20,980,719	17.54%
Energy - 14.35%
Chevron Corp.	18,100	2,339,244	1.96%
ConocoPhillips	32,200	2,656,500	2.22%
Exxon Mobil Corp.	22,700	2,245,938	1.88%
Halliburton Co.	45,000	3,104,550	2.59%
HollyFrontier Corp.	45,700	2,148,357	1.80%
Marathon Oil Corp.	65,300	2,530,375	2.11%
Marathon Petroleum Corp.	25,600	2,137,088	1.79%
		17,162,052	14.35%
Health Care - 6.32%
Baxter International, Inc.	32,575	2,433,027	2.04%
Eli Lilly & Co.	44,100	2,692,746	2.25%
UnitedHealth Group, Inc.	30,000	2,431,500	2.03%
		7,557,273	6.32%
Industrials - 22.12%
Caterpillar, Inc.	25,100	2,528,825	2.11%
CSX Corp.	79,300	2,372,656	1.98%
Cummins, Inc.	16,200	2,258,118	1.89%
Deere & Co.	24,900	2,119,239	1.77%
Delta Air Lines, Inc.	77,200	2,891,912	2.42%
Illinois Tool Works, Inc.	26,900	2,215,753	1.85%
Lockheed Martin Corp.	15,300	2,554,641	2.14%
Northrop Grumman Corp.	19,900	2,453,073	2.05%
Raytheon Co.	25,400	2,305,558	1.93%
Union Pacific Corp.	27,000	2,654,370	2.22%
United Technologies Corp.	20,000	2,103,000	1.76%
		26,457,145	22.12%
Information Technology - 18.13%
Apple, Inc.	29,150	2,785,865	2.33%
Hewlett-Packard Co.	79,600	2,834,556	2.37%
Intel Corp.	87,500	2,965,375	2.48%
International Business Machines Corp.	12,100	2,319,207	1.94%
Microsoft Corp.	61,100	2,637,076	2.20%
Oracle Corp.	60,000	2,423,400	2.03%
SanDisk Corp.	32,800	3,008,088	2.52%
Western Digital Corp.	27,100	2,705,393	2.26%
		21,678,960	18.13%
Materials - 2.03%
CF Industries Holdings, Inc.	9,700	2,428,298	2.03%
Total Common Stocks (Cost $94,392,324)		115,512,511	96.59%

SHORT-TERM INVESTMENTS - 3.42%
Money Market Funds - 3.42%
Fidelity Government Portfolio - Institutional Class, 0.01% (b)	4,089,385	4,089,385	3.42%
Total Short-Term Investments (Cost $4,089,385)		4,089,385	3.42%

Total Investments (Cost $98,481,709) - 100.01%		119,601,896	100.01%
Liabilities in Excess of Other Assets - (0.01)%		(8,172)	(0.01)%
TOTAL NET ASSETS - 100.00%		$119,593,724	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate listed is the fund's 7-day yield as of July 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

Cost of investments	$98,481,709
Gross unrealized appreciation	22,831,779
Gross unrealized depreciation	(1,711,592)
Net unrealized appreciation	$21,120,187

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, publicly traded partnerships, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in
Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of July 31, 2014 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$19,248,064	$-	$-	$19,248,064
Consumer Staples	20,980,719	-	-	20,980,719
Energy	17,162,052	-	-	17,162,052
Health Care	7,557,273	-	-	7,557,273
Industrials	26,457,145	-	-	26,457,145
Information Technology	21,678,960	-	-	21,678,960
Materials	2,428,298	-	-	2,428,298
Total Common Stocks	$115,512,511	$-	$-	$115,512,511

Short-Term Investments
Money Market Funds	$4,089,385	$-	$-	$4,089,385
Total Short-Term Investments	$4,089,385	$-	$-	$4,089,385

Total Investments	$119,601,896	$-	$-	$119,601,896

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2014, the Fund recognized no transfers between levels.

Hennessy Cornerstone Value Fund
Schedule of Investments
July 31, 2014 (Unaudited)
			% of
	Number of Shares	Value	Net Assets
COMMON STOCKS - 98.45%
Consumer Discretionary - 9.40%
Ford Motor Co.	194,300	$3,306,986	2.08%
General Motors Co.	80,200	2,712,364	1.71%
McDonald's Corp.	30,400	2,874,624	1.81%
Target Corp.	51,000	3,039,090	1.91%
Thomson Reuters Corp. (b)	79,600	3,009,676	1.89%
		14,942,740	9.40%
Consumer Staples - 22.73%
Altria Group, Inc.	82,900	3,365,740	2.12%
ConAgra Foods, Inc.	92,100	2,774,973	1.75%
General Mills, Inc.	60,300	3,024,045	1.90%
Kellogg Co.	49,700	2,973,551	1.87%
Kimberly Clark Corp.	26,800	2,783,716	1.75%
Kraft Foods Group, Inc.	55,300	2,963,250	1.86%
Pepsico, Inc.	36,000	3,171,600	2.00%
Philip Morris International, Inc.	37,500	3,075,375	1.93%
Procter & Gamble Co.	37,300	2,884,036	1.81%
Sysco Corp.	81,900	2,923,011	1.84%
The Coca-Cola Co.	76,000	2,986,040	1.88%
Unilever PLC - ADR (b)	74,400	3,216,312	2.02%
		36,141,649	22.73%
Energy - 14.38%
BP PLC - ADR (b)	61,300	3,001,861	1.89%
Chevron Corp.	25,400	3,282,696	2.06%
ConocoPhillips	44,300	3,654,750	2.30%
Exxon Mobil Corp.	31,400	3,106,716	1.95%
Occidental Petroleum Corp.	32,400	3,165,804	1.99%
Royal Dutch Shell PLC - ADR (b)	39,600	3,411,144	2.15%
Total SA - ADR (b)	50,300	3,244,350	2.04%
		22,867,321	14.38%
Financials - 4.01%
Banco Santander SA - ADR (b)	338,200	3,371,854	2.12%
J.P. Morgan Chase & Co.	52,100	3,004,607	1.89%
		6,376,461	4.01%
Health Care - 15.21%
AbbVie, Inc.	59,700	3,124,698	1.96%
Baxter International, Inc.	42,500	3,174,325	2.00%
Bristol-Myers Squibb Co.	58,100	2,941,022	1.85%
Eli Lilly & Co.	53,700	3,278,922	2.06%
GlaxoSmithKline PLC - ADR (b)	55,400	2,679,698	1.68%
Johnson & Johnson	32,600	3,262,934	2.05%
Merck & Co., Inc.	54,300	3,080,982	1.94%
Pfizer, Inc.	92,400	2,651,880	1.67%
		24,194,461	15.21%
Industrials - 7.84%
3M Co.	22,800	3,212,292	2.02%
General Electric Co.	116,100	2,919,915	1.84%
Lockheed Martin Corp.	19,100	3,189,127	2.00%
Veritiv Corp. (a)	1,174	46,861	0.03%
Waste Management, Inc.	69,000	3,097,410	1.95%
		12,465,605	7.84%
Information Technology - 8.68%
Cisco Systems, Inc.	131,200	3,310,176	2.08%
Intel Corp.	118,000	3,999,020	2.52%
Microsoft Corp.	77,500	3,344,900	2.10%
Texas Instruments, Inc.	68,100	3,149,625	1.98%
		13,803,721	8.68%
Materials - 9.81%
EI Du Pont de Nemours & Co.	47,100	3,029,001	1.91%
Freeport-McMoRan Copper & Gold, Inc.	91,000	3,387,020	2.13%
International Paper Co.	61,400	2,916,500	1.83%
Nucor Corp.	60,600	3,043,332	1.91%
The Dow Chemical Co.	63,300	3,232,731	2.03%
		15,608,584	9.81%

Telecommunication Services - 6.39%
AT&T, Inc.		88,500	3,149,715	1.98%
CenturyLink, Inc.		100,500	3,943,620	2.48%
Verizon Communications, Inc.		60,900	3,070,578	1.93%
			10,163,913	6.39%
Total Common Stocks (Cost $122,380,180)			156,564,455	98.45%

SHORT-TERM INVESTMENTS - 1.46%
Money Market Funds - 1.46%
Fidelity Government Portfolio - Institutional Class, 0.01% (c)		2,319,366	2,319,366	1.46%
Total Short-Term Investments (Cost $2,319,366)			2,319,366	1.46%

Total Investments (Cost $124,699,546) - 99.91%			158,883,821	99.91%
Other Assets in Excess of Liabilities - 0.09%			150,774	0.09%
TOTAL NET ASSETS - 100.00%			$159,034,595	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund's 7-day yield as of July 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

Cost of investments	$125,112,595
Gross unrealized appreciation	34,382,794
Gross unrealized depreciation	(611,568)
Net unrealized appreciation	$33,771,226

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2014
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, pubicly traded partnerships, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in
Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2014 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$14,942,740	$-	$-	$14,942,740
Consumer Staples	36,141,649	-	-	36,141,649
Energy	22,867,321	-	-	22,867,321
Financials	6,376,461	-	-	6,376,461
Health Care	24,194,461	-	-	24,194,461
Industrials	12,465,605	-	-	12,465,605
Information Technology	13,803,721	-	-	13,803,721
Materials	15,608,584	-	-	15,608,584
Telecommunication Services	10,163,913	-	-	10,163,913
Total Common Stocks	$156,564,455	$-	$-	$156,564,455

Short-Term Investments
Money Market Funds	$2,319,366	$-	$-	$2,319,366
Total Short-Term Investments	$2,319,366	$-	$-	$2,319,366

Total Investments	$158,883,821	$-	$-	$158,883,821

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2014, the Fund recognized no transfers between levels.

Hennessy Large Value Fund
Schedule of Investments
July 31, 2014 (Unaudited)
			% of
	Number of Shares	Value	Net Assets
COMMON STOCKS - 95.65%
Consumer Discretionary - 6.80%
Ford Motor Co.	126,260	$2,148,945	1.43%
Lowes Companies, Inc.	22,515	1,077,343	0.72%
Macy's, Inc.	28,035	1,620,143	1.08%
The Walt Disney Co.	22,470	1,929,724	1.29%
Time Warner, Inc.	30,555	2,536,676	1.69%
Viacom, Inc.	10,705	884,982	0.59%
		10,197,813	6.80%
Consumer Staples - 5.78%
CVS Caremark Corp.	42,565	3,250,263	2.17%
Kraft Foods Group, Inc.	29,120	1,560,395	1.04%
Kroger Co.	53,000	2,595,940	1.73%
Procter & Gamble Co.	16,255	1,256,837	0.84%
		8,663,435	5.78%
Energy - 13.86%
Anadarko Petroleum Corp.	27,175	2,903,649	1.94%
Chevron Corp.	15,245	1,970,264	1.31%
ConocoPhillips	60,105	4,958,662	3.31%
Exxon Mobil Corp.	50,780	5,024,173	3.35%
Marathon Oil Corp.	68,890	2,669,488	1.78%
Pioneer Natural Resources Co.	8,800	1,948,848	1.30%
Valero Energy Corp.	25,560	1,298,448	0.87%
		20,773,532	13.86%
Financials - 23.82%
Affiliated Managers Group, Inc. (a)	8,640	1,721,520	1.15%
Allstate Corp.	42,080	2,459,576	1.64%
American International Group, Inc.	38,540	2,003,309	1.34%
BlackRock, Inc.	5,615	1,711,059	1.14%
Capital One Financial Corp.	18,415	1,464,729	0.98%
Citigroup, Inc.	51,035	2,496,122	1.67%
E Trade Financial Corp. (a)	45,730	961,245	0.64%
Hartford Financial Services Group, Inc.	46,510	1,588,782	1.06%
J.P. Morgan Chase & Co.	90,285	5,206,736	3.47%
Marsh & McLennan Companies, Inc.	43,575	2,212,303	1.48%
MetLife, Inc.	24,955	1,312,633	0.88%
Morgan Stanley	60,035	1,941,532	1.29%
Regions Financial Corp.	98,955	1,003,404	0.67%
State Street Corp.	10,185	717,431	0.48%
SunTrust Banks, Inc.	47,740	1,816,507	1.21%
The PNC Financial Services Group, Inc.	25,765	2,127,158	1.42%
Wells Fargo & Co.	97,255	4,950,279	3.30%
		35,694,325	23.82%
Health Care - 12.70%
CIGNA Corp.	41,365	3,724,504	2.49%
Johnson & Johnson	54,975	5,502,448	3.67%
McKesson Corp.	7,110	1,364,125	0.91%
Medtronic, Inc.	55,200	3,408,048	2.27%
Pfizer, Inc.	175,560	5,038,572	3.36%
		19,037,697	12.70%
Industrials - 10.07%
Caterpillar, Inc.	16,105	1,622,579	1.08%
Danaher Corp.	22,230	1,642,352	1.10%
General Dynamics Corp.	17,875	2,087,264	1.39%
General Electric Co.	67,810	1,705,422	1.14%
Honeywell International, Inc.	22,495	2,065,716	1.38%
Ingersoll-Rand PLC (b)	25,355	1,490,620	0.99%
Lockheed Martin Corp.	6,260	1,045,232	0.70%
Parker Hannifin Corp.	7,580	871,321	0.58%
Ryder System, Inc.	17,215	1,482,728	0.99%
Southwest Airlines Co.	38,170	1,079,448	0.72%
		15,092,682	10.07%

Information Technology - 10.74%
Apple, Inc.		11,675	1,115,780	0.75%
Autodesk, Inc. (a)		19,145	1,021,386	0.68%
Cisco Systems, Inc.		35,905	905,883	0.61%
Citrix Systems, Inc. (a)		14,125	956,686	0.64%
Hewlett-Packard Co.		53,015	1,887,864	1.26%
Juniper Networks, Inc. (a)		44,005	1,035,878	0.69%
LAM Research Corp.		17,860	1,250,200	0.83%
Micron Technology, Inc. (a)		30,135	920,624	0.61%
Microsoft Corp.		65,345	2,820,290	1.88%
NXP Semiconductors NV (a)(b)		26,055	1,624,529	1.08%
Skyworks Solutions, Inc.		26,190	1,329,405	0.89%
Western Digital Corp.		12,235	1,221,420	0.82%
			16,089,945	10.74%
Materials - 4.37%
Eastman Chemical Co.		12,755	1,004,839	0.67%
Huntsman Corp.		60,490	1,575,764	1.05%
International Paper Co.		29,590	1,405,525	0.94%
Newmont Mining Corp.		35,690	889,038	0.60%
The Dow Chemical Co.		32,640	1,666,925	1.11%
			6,542,091	4.37%
Telecommunication Services - 1.93%
AT&T, Inc.		55,555	1,977,203	1.32%
T- Mobile US, Inc. (a)		27,580	908,485	0.61%
			2,885,688	1.93%
Utilities - 5.58%
American Electric Power, Inc.		48,265	2,509,297	1.68%
DTE Energy Co.		34,305	2,532,395	1.69%
NRG Energy, Inc.		36,920	1,143,043	0.76%
Sempra Energy		21,845	2,178,165	1.45%
			8,362,900	5.58%
Total Common Stocks (Cost $115,257,560)			143,340,108	95.65%

REITS - 3.44%
Financials - 3.44%
Kilroy Realty Corp.		24,115	1,491,272	1.00%
Prologis, Inc.		22,055	900,064	0.60%
Simon Property Group, Inc.		16,388	2,756,298	1.84%
Total REITS (Cost $3,916,618)			5,147,634	3.44%

SHORT-TERM INVESTMENTS - 1.12%
Money Market Funds - 1.12%
Fidelity Government Portfolio - Institutional Class, 0.01% (c)		1,685,548	1,685,548	1.12%
Total Short-Term Investments (Cost $1,685,548)			1,685,548	1.12%

Total Investments (Cost $120,859,726) - 100.21%			150,173,290	100.21%
Liabilities in Excess of Other Assets - (0.21)%			(307,768)	(0.21)%
TOTAL NET ASSETS - 100.00%			$149,865,522	100.00%

Percentages are stated as a percent of net assets.

REIT-	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund's 7-day yield as of July 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

Cost of investments		$121,171,346
Gross unrealized appreciation		30,184,432
Gross unrealized depreciation		(1,182,488)
Net unrealized appreciation		$29,001,944

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2014
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, publicly traded partnerships, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will be valued at the NASDAQ Official Closing
Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in
Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2014 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$10,197,813	$-	$-	$10,197,813
Consumer Staples	8,663,435	-	-	8,663,435
Energy	20,773,532	-	-	20,773,532
Financials	35,694,325	-	-	35,694,325
Health Care	19,037,697	-	-	19,037,697
Industrials	15,092,682	-	-	15,092,682
Information Technology	16,089,945	-	-	16,089,945
Materials	6,542,091	-	-	6,542,091
Telecommunication Services	2,885,688	-	-	2,885,688
Utilities	8,362,900	-	-	8,362,900
Total Common Stocks	$143,340,108	$-	$-	$143,340,108

REITS
Financials	$5,147,634	$-	$-	$5,147,634
Total REITS	$5,147,634	$-	$-	$5,147,634

Short-Term Investments
Money Market Funds	$1,685,548	$-	$-	$1,685,548
Total Short-Term Investments	$1,685,548	$-	$-	$1,685,548

Total Investments	$150,173,290	$-	$-	$150,173,290

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2014, the Fund recognized no transfers between levels.

Hennessy Total Return Fund
Schedule of Investments
July 31, 2014 (Unaudited)
			% of
	Number of Shares/Par Amount	Value	Net Assets
COMMON STOCKS - 74.02%
Consumer Discretionary - 6.61%
McDonald's Corp.	58,600	$5,541,216	6.61%

Consumer Staples - 6.77%
Procter & Gamble Co.	60,700	4,693,324	5.60%
The Coca-Cola Co.	25,100	986,179	1.17%
		5,679,503	6.77%
Energy - 7.32%
Chevron Corp.	47,500	6,138,900	7.32%

Health Care - 14.33%
Merck & Co., Inc.	115,300	6,542,122	7.80%
Pfizer, Inc.	190,600	5,470,220	6.53%
		12,012,342	14.33%
Industrials - 5.82%
General Electric Co.	194,200	4,884,130	5.82%

Information Technology - 15.81%
Cisco Systems, Inc.	76,200	1,922,526	2.29%
Intel Corp.	234,800	7,957,372	9.49%
Microsoft Corp.	78,300	3,379,428	4.03%
		13,259,326	15.81%
Materials - 2.83%
EI Du Pont de Nemours & Co.	36,900	2,373,039	2.83%

Telecommunication Services - 14.53%
AT&T, Inc.	168,900	6,011,151	7.17%
Verizon Communications, Inc.	122,400	6,171,408	7.36%
		12,182,559	14.53%
Total Common Stocks (Cost $48,927,257)		62,071,015	74.02%

SHORT-TERM INVESTMENTS - 66.64%
Money Market Funds - 2.24%
Fidelity Government Portfolio - Institutional Class, 0.01% (a)	1,876,877	1,876,877	2.24%

U.S. Treasury Bills (c) - 64.40%
0.025%, 08/21/2014 (b)	13,000,000	12,999,819	15.50%
0.030%, 09/25/2014 (b)	18,000,000	17,999,450	21.47%
0.025%, 10/16/2014 (b)	23,000,000	22,999,334	27.43%
		53,998,603	64.40%
Total Short-Term Investments (Cost $55,875,904)		55,875,480	66.64%

Total Investments (Cost $104,803,161) - 140.66%		117,946,495	140.66%
Liabilities in Excess of Other Assets - (40.66)%		(34,092,799)	(40.66)%
TOTAL NET ASSETS - 100.00%		$83,853,696	100.00%

Percentages are stated as a percent of net assets.

(a) The rate listed is the fund's 7-day yield as of July 31, 2014.
(b) The rate listed is discount rate at issue.
(c) Collateral or partial collateral for securities sold subject to repurchase.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

Schedule of Reverse Repurchase Agreements

Face Value	Counterparty	Rate	Principal Trade Date	Maturity Date	Maturity Amount
8,995,000	Jefferies LLC	0.25%	5/22/2014	8/21/2014	9,000,622
10,794,000	Jefferies LLC	0.25%	6/26/2014	9/25/2014	$10,800,746
14,392,000	Jefferies LLC	0.25%	7/24/2014	10/16/2014	14,400,295
$34,181,000					$34,201,663

As of July 31, 2014, the fair value of securities held as collateral for reverse repurchase agreements was $53,998,603 as noted on the Schedule of Investments.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

Cost of investments	$104,968,148
Gross unrealized appreciation	13,173,680
Gross unrealized depreciation	(195,333)
Net unrealized appreciation	$12,978,347

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2014
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

	Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

	Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
	model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for
	which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets),
	little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

	Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those
	inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, publicly traded partnerships, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in
Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2014 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$5,541,216	$-	$-	$5,541,216
Consumer Staples	5,679,503	-	-	5,679,503
Energy	6,138,900	-	-	6,138,900
Health Care	12,012,342	-	-	12,012,342
Industrials	4,884,130	-	-	4,884,130
Information Technology	13,259,326	-	-	13,259,326
Materials	2,373,039	-	-	2,373,039
Telecommunication Services	12,182,559	-	-	12,182,559
Total Common Stocks	$62,071,015	$-	$-	$62,071,015

Short-Term Investments
Money Market Funds	$1,876,877	$-	$-	$1,876,877
U.S. Treasury Bills	-	53,998,603	-	53,998,603
Total Short-Term Investments	$1,876,877	$53,998,603	$-	$55,875,480

Total Investments	$63,947,892	$53,998,603	$-	$117,946,495

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2014, the Fund recognized no transfers between levels.

Reverse repurchase agreements are carried at face value; hence, they are not included in the fair valuation heirarchy. The face value of the reverse repurchase agreements at July 31, 2014, was $34,181,000. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. The face value plus interest due at maturity is equal to $34,201,663.

Hennessy Equity and Income Fund
Schedule of Investments
July 31, 2014 (Unaudited)

	Number of Shares/Par Amount	Value	% of Net Assets
COMMON STOCKS - 62.20%
Consumer Discretionary - 6.16%
CarMax, Inc. (a)	190,759	$9,310,947	2.62%
Carnival Corp.	167,720	6,074,818	1.71%
Lowes Companies, Inc.	135,516	6,484,441	1.83%
		21,870,206	6.16%
Consumer Staples - 10.11%
Altria Group, Inc.	160,639	6,521,943	1.84%
Brown-Forman Corp., Class B	30,466	2,639,879	0.74%
Energizer Holdings, Inc.	63,112	7,242,733	2.04%
Lorillard, Inc.	70,196	4,245,454	1.20%
Reynolds American, Inc.	92,121	5,144,958	1.45%
The Coca-Cola Co.	128,231	5,038,196	1.42%
Wal-Mart Stores, Inc.	68,452	5,036,698	1.42%
		35,869,861	10.11%
Energy - 5.97%
Apache Corp.	60,750	6,236,595	1.76%
Chevron Corp.	60,371	7,802,348	2.20%
ConocoPhillips	86,678	7,150,935	2.01%
		21,189,878	5.97%
Financials - 9.87%
Bank of America Corp.	403,060	6,146,665	1.73%
Berkshire Hathaway, Inc., Class B (a)	64,789	8,126,484	2.29%
BlackRock, Inc.	26,158	7,971,127	2.25%
Wells Fargo & Co.	193,973	9,873,226	2.78%
White Mountains Insurance Group Ltd. (c)	4,811	2,910,222	0.82%
		35,027,724	9.87%
Health Care - 5.61%
Bristol-Myers Squibb Co.	164,088	8,306,135	2.34%
Eli Lilly & Co.	124,630	7,609,908	2.14%
Pfizer, Inc.	139,605	4,006,663	1.13%
		19,922,706	5.61%
Industrials - 4.15%
FedEx Corp.	35,498	5,213,946	1.47%
General Dynamics Corp.	81,450	9,510,917	2.68%
		14,724,863	4.15%
Information Technology - 11.53%
Cisco Systems, Inc.	219,556	5,539,398	1.56%
Corning, Inc.	362,537	7,123,852	2.01%
EMC Corp.	237,143	6,948,290	1.96%
Intel Corp.	215,279	7,295,805	2.05%
International Business Machines Corp.	19,145	3,669,522	1.03%
Microsoft Corp.	93,533	4,036,884	1.14%
Visa, Inc., Class A	29,979	6,325,869	1.78%
		40,939,620	11.53%
Materials - 7.21%
Albemarle Corp.	115,005	7,054,407	1.99%
NewMarket Corp.	31,620	12,236,940	3.44%
The Mosaic Co.	137,000	6,317,070	1.78%
		25,608,417	7.21%
Telecommunication Services - 1.59%
Verizon Communications, Inc.	111,758	5,634,838	1.59%
Total Common Stocks (Cost $166,405,270)		220,788,113	62.20%

PREFERRED STOCKS - 0.04%
Financials - 0.04%
Fannie Mae Preferred (a)	10,600	122,218	0.04%
Total Preferred Stocks (Cost $265,000)		122,218	0.04%

REITS - 0.09%
Financials - 0.09%
Apollo Commercial Real Estate Finance, Inc.	19,000	314,830	0.09%
Total REITS (Cost $325,454)		314,830	0.09%

CORPORATE BONDS - 23.97%
Consumer Discretionary - 0.72%
Amazon.com, Inc.
0.650%, 11/27/2015	800,000	801,218	0.23%
Comcast Corp.
4.950%, 06/15/2016	600,000	646,096	0.18%

Starbucks Corp.
6.250%, 08/15/2017	300,000	342,513	0.10%
The Home Depot, Inc.
5.400%, 03/01/2016	700,000	752,115	0.21%
		2,541,942	0.72%
Consumer Staples - 0.34%
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/2019	150,000	184,586	0.05%
CVS Caremark Corp.
5.750%, 06/01/2017	600,000	673,044	0.19%
Wal-Mart Stores, Inc.
5.000%, 10/25/2040	300,000	333,974	0.10%
		1,191,604	0.34%
Energy - 0.25%
Encana Corp. (c)
3.900%, 11/15/2021	850,000	899,025	0.25%

Financials - 14.47%
Aflac, Inc.
8.500%, 05/15/2019	650,000	830,926	0.23%
American Express Centrurion
0.875%, 11/13/2015	700,000	702,673	0.20%
American Express Co.
6.150%, 08/28/2017	1,550,000	1,766,070	0.50%
American Express Credit Corp.
2.750%, 09/15/2015	1,150,000	1,178,460	0.33%
American International Group, Inc.
4.875%, 06/01/2022	600,000	665,266	0.19%
5.850%, 01/16/2018	1,075,000	1,218,275	0.34%
Associated Banc-Corp
5.125%, 03/28/2016	700,000	741,839	0.21%
Associates Corporation of North America
6.950%, 11/01/2018	300,000	355,866	0.10%
Bank New York Mellon Corp.
1.969%, 06/20/2017	500,000	508,637	0.14%
Bank of Montreal (c)
2.500%, 01/11/2017	400,000	413,563	0.12%
Bank of Nova Scotia (c)
2.550%, 01/12/2017	1,000,000	1,034,043	0.29%
Blackrock, Inc.
3.500%, 03/18/2024	1,000,000	1,006,809	0.28%
Boston Properties, Inc.
5.875%, 10/15/2019	700,000	811,923	0.23%
Capital One Financial Corp.
4.750%, 07/15/2021	1,500,000	1,655,413	0.47%
Citigroup, Inc.
6.125%, 11/21/2017	1,455,000	1,653,407	0.47%
Credit Suisse USA, Inc.
5.125%, 08/15/2015	975,000	1,021,175	0.29%
Discover Financial Services
5.200%, 04/27/2022	900,000	993,719	0.28%
Fifth Third Bancorp
3.625%, 01/25/2016	700,000	729,008	0.21%
First Niagara Financial Group, Inc.
6.750%, 03/19/2020	590,000	678,730	0.19%
Ford Motor Credit Co. LLC
3.000%, 06/12/2017	1,750,000	1,817,580	0.51%
Franklin Resources, Inc.
1.375%, 09/15/2017	1,080,000	1,079,041	0.30%
General Electric Capital Corp.
5.625%, 05/01/2018	1,050,000	1,190,829	0.34%
General Electric Capital Corp.
1.625%, 04/02/2018	500,000	499,880	0.14%
General Electric Capital Corp.
5.000%, 01/08/2016	500,000	530,698	0.15%
Genworth Financial, Inc.
6.515%, 05/22/2018	500,000	575,570	0.16%
HSBC Finance Corp.
2.375%, 02/13/2015	1,000,000	1,010,872	0.29%
5.000%, 06/30/2015	1,200,000	1,248,683	0.35%
J.P. Morgan Chase & Co.
6.000%, 01/15/2018	1,000,000	1,134,932	0.32%
KeyCorp
3.750%, 08/13/2015	900,000	929,307	0.26%
5.100%, 03/24/2021	950,000	1,070,358	0.30%
Lazard Group
6.850%, 06/15/2017	320,000	363,618	0.10%
Lincoln National Corp.

6.250%, 02/15/2020	780,000	917,725	0.26%
Manulife Financial Corp. (c)
3.400%, 09/17/2015	300,000	309,323	0.09%
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	955,000	1,115,487	0.31%
Merrill Lynch & Company, Inc., Series MTNC
0.694%, 01/15/2015	250,000	250,335	0.07%
MetLife, Inc., Series A
6.817%, 08/15/2018	100,000	118,459	0.03%
Morgan Stanley
5.375%, 10/15/2015	500,000	527,360	0.15%
5.750%, 01/25/2021	850,000	982,729	0.28%
6.625%, 04/01/2018	250,000	289,391	0.08%
National Australia Bank Ltd. (c)
1.353%, 08/07/2015	2,000,000	2,022,186	0.57%
Prudential Financial, Inc.
5.500%, 03/15/2016	310,000	332,479	0.09%
Prudential Financial, Inc., Series MTNB
5.100%, 09/20/2014	285,000	286,768	0.08%
Qwest Capital Funding, Inc.
6.500%, 11/15/2018	700,000	784,000	0.22%
Raymond James Financial, Inc.
5.625%, 04/01/2024	700,000	785,497	0.22%
Royal Bank of Canada (c)
2.200%, 07/27/2018	1,000,000	1,016,770	0.29%
Simon Property Group, Inc.
6.100%, 05/01/2016	1,010,000	1,090,806	0.31%
St. Paul Travelers, Inc.
5.500%, 12/01/2015	275,000	292,711	0.08%
SunTrust Banks, Inc.
3.600%, 04/15/2016	250,000	261,482	0.07%
6.000%, 09/11/2017	250,000	281,604	0.08%
The Bear Stearns Companies, Inc.
6.400%, 10/02/2017	1,350,000	1,542,962	0.44%
The Charles Schwab Corp.
0.850%, 12/04/2015	1,000,000	1,003,530	0.28%
The Goldman Sachs Group, Inc.
5.350%, 01/15/2016	500,000	532,206	0.15%
5.375%, 03/15/2020	1,100,000	1,238,400	0.35%
The Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	300,000	329,904	0.09%
The Royal Bank of Scotland PLC (c)
4.375%, 03/16/2016	400,000	421,534	0.12%
Toronto Dominion Bank (c)
2.375%, 10/19/2016	1,000,000	1,032,729	0.29%
Wachovia Corp.
5.750%, 06/15/2017	850,000	955,902	0.27%
Wells Fargo & Co.
5.625%, 12/11/2017	1,000,000	1,131,486	0.32%
Westpac Banking Corp. (c)
0.843%, 01/17/2019	1,075,000	1,083,715	0.31%
4.200%, 02/27/2015	500,000	510,983	0.14%
4.875%, 11/19/2019	450,000	505,196	0.14%
		51,370,829	14.47%
Health Care - 2.26%
AbbVie, Inc.
1.200%, 11/06/2015	1,250,000	1,256,947	0.35%
Agilent Technologies, Inc.
5.000%, 07/15/2020	650,000	710,601	0.20%
Amgen, Inc.
2.500%, 11/15/2016	1,000,000	1,034,190	0.29%
Celgene Corp.
2.300%, 08/15/2018	1,000,000	1,010,715	0.28%
3.625%, 05/15/2024	600,000	601,153	0.17%
Express Scripts Holding Co.
3.500%, 06/15/2024	700,000	691,852	0.20%
GlaxoSmithKline Capital, Inc. (c)
1.500%, 05/08/2017	500,000	504,679	0.14%
Merck and Co., Inc.
6.000%, 09/15/2017	850,000	970,453	0.27%
UnitedHealth Group, Inc.
5.375%, 03/15/2016	250,000	268,716	0.08%
Wellpoint, Inc.
2.375%, 02/15/2017	960,000	987,780	0.28%
		8,037,086	2.26%
Industrials - 0.29%
John Deere Capital Corp.
1.850%, 09/15/2016	1,000,000	1,021,443	0.29%

Information Technology - 1.85%
Altera Corp.
1.750%, 05/15/2017	1,000,000	1,007,337	0.29%
Applied Materials, Inc.
4.300%, 06/15/2021	300,000	324,570	0.09%
Corning, Inc.
6.850%, 03/01/2029	275,000	342,134	0.10%
eBay, Inc.
3.250%, 10/15/2020	1,000,000	1,031,041	0.29%
EMC Corp.
1.875%, 06/01/2018	1,000,000	999,382	0.28%
Hewlett Packard Co.
3.000%, 09/15/2016	1,000,000	1,039,680	0.29%
Juniper Networks, Inc.
4.600%, 03/15/2021	1,000,000	1,071,644	0.30%
KLA-Tencor Corp.
6.900%, 05/01/2018	650,000	756,971	0.21%
		6,572,759	1.85%
Materials - 1.78%
Alcoa, Inc.
6.150%, 08/15/2020	625,000	688,721	0.19%
AngloGold Ashanti Holdings PLC (c)
5.125%, 08/01/2022	1,000,000	976,261	0.28%
El du Pont de Nemours & Co.
4.750%, 03/15/2015	315,000	323,188	0.09%
Goldcorp, Inc. (c)
2.125%, 03/15/2018	1,250,000	1,251,868	0.35%
International Paper Co.
9.375%, 05/15/2019	250,000	328,214	0.09%
Rio Tinto Finance USA PLC (c)
1.375%, 06/17/2016	1,000,000	1,010,198	0.29%
2.000%, 03/22/2017	640,000	654,235	0.18%
The Dow Chemical Co.
4.250%, 11/15/2020	1,000,000	1,086,719	0.31%
		6,319,404	1.78%
Telecommunication Services - 1.93%
AT&T, Inc.
2.950%, 05/15/2016	775,000	804,164	0.23%
3.000%, 02/15/2022	250,000	248,149	0.07%
5.350%, 09/01/2040	200,000	217,920	0.06%
5.800%, 02/15/2019	800,000	924,526	0.26%
CenturyLink, Inc.
5.150%, 06/15/2017	400,000	428,000	0.12%
Deutsche Telekom AG
6.000%, 07/08/2019	1,160,000	1,349,842	0.38%
Verizon Communications, Inc.
0.700%, 11/02/2015	800,000	801,055	0.23%
6.350%, 04/01/2019	600,000	705,040	0.20%
8.750%, 11/01/2018	292,000	367,682	0.10%
Vodafone Group PLC (c)
1.500%, 02/19/2018	1,000,000	990,043	0.28%
		6,836,421	1.93%
Utilities - 0.08%
Sempra Energy
6.500%, 06/01/2016	275,000	302,379	0.08%
Total Corporate Bonds (Cost $82,936,668)		85,092,892	23.97%

MORTGAGE BACKED SECURITIES - 3.25%
Federal Home Loan Mortgage Corp.
3.000%, 05/01/2042	1,449,491	1,421,681	0.40%
3.000%, 09/01/2042	2,758,661	2,705,734	0.76%
5.000%, 05/01/2020	116,006	125,716	0.04%
5.500%, 04/01/2037	220,273	247,178	0.07%
Federal National Mortgage Association
2.400%, 11/07/2024	1,000,000	943,325	0.27%
3.000%, 03/20/2028	2,200,000	2,192,333	0.62%
3.500%, 01/01/2042	915,296	933,786	0.26%

4.000%, 12/01/2041		1,184,446	1,247,829	0.35%
4.000%, 10/01/2041		1,306,047	1,376,145	0.39%
4.500%, 08/01/2020		131,537	139,237	0.04%
6.000%, 10/01/2037		165,990	186,391	0.05%
Total Mortgage Backed Securities (Cost $11,675,222)			11,519,355	3.25%

U.S. GOVERNMENT AGENCY ISSUES - 0.52%
Federal Home Loan Banks
3.000%, 07/17/2029		1,200,000	1,200,894	0.34%
5.750%, 06/15/2037		600,000	664,346	0.18%
Total U.S. Government Agency Issues (Cost $1,897,411)			$1,865,240	0.52%

U.S. TREASURY OBLIGATIONS - 5.14%
U.S. Treasury Bonds - 0.45%
U.S. Treasury Bond
3.625%, 02/15/2044		1,500,000	1,591,172	0.45%
U.S. Treasury Inflation Index Bond
0.125%, 07/15/2022		25,863	25,933	0.00%
			1,617,105	0.45%
U.S. Treasury Notes - 4.69%
U.S. Treasury Notes
2.375%, 03/31/2016		2,005,000	2,071,416	0.58%
2.500%, 08/15/2023		1,300,000	1,302,285	0.37%
2.750%, 02/15/2024		5,400,000	5,501,882	1.55%
3.250%, 03/31/2017		1,000,000	1,062,812	0.30%
4.125%, 05/15/2015		6,500,000	6,705,790	1.89%
			16,644,185	4.69%
Total U.S. Treasury Obligations (Cost $18,175,632)			18,261,290	5.14%

INVESTMENT COMPANIES (EXCLUDING MONEY MARKET FUNDS) - 2.80%
Apollo Investment Corp.		40,000	339,600	0.10%
Ares Capital Corp.		17,500	292,425	0.08%
Calamos Convertible Opportunity And Income Fund		16,000	214,240	0.06%
iShares iBoxx $High Yield Corporation Bond Fund		12,000	1,109,280	0.31%
iShares S&P U.S. Preferred Stock Index Fund		70,000	2,767,100	0.78%
NGP Capital Resources Co.		8,000	49,600	0.01%
PennantPark Investment Corp.		19,000	211,470	0.06%
PowerShares Senior Loan Portfolio		80,000	1,968,800	0.55%
SPDR Barclays Capital High Yield Bond		14,500	587,975	0.17%
SPDR Barclays Short Term High Yield		62,500	1,898,125	0.53%
Wisdomtree Emerging Markets Local Debt Fund		11,000	514,470	0.15%
			9,953,085	2.80%
Total Investment Companies (Excluding Money Market Funds) (Cost $10,042,324)			9,953,085	2.80%

SHORT-TERM INVESTMENTS - 1.64%
Money Market Funds - 1.64%
Fidelity Government Portfolio - Institutional Class, 0.01% (b)		5,815,843	5,815,843	1.64%
Total Short-Term Investments (Cost $5,815,843)			5,815,843	1.64%

Total Investments (Cost $297,538,825) - 99.65%			353,732,866	99.65%
Other Assets in Excess of Liabilities - 0.35%			1,252,675	0.35%
TOTAL NET ASSETS - 100.00%			$354,985,541	100.00%

Percentages are stated as a percent of net assets.

REIT-	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of July 31, 2014.
(c)	U.S. traded security of a foreign corporation.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

Cost of investments		$297,615,289
Gross unrealized appreciation		58,083,984
Gross unrealized depreciation		(1,966,407)
Net unrealized appreciation		$56,117,577

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2014
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, publicly traded partnerships and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will be valued at the
NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in
Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2014 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$21,870,206	$-	$-	$21,870,206
Consumer Staples	35,869,861	-	-	35,869,861
Energy	21,189,878	-	-	21,189,878
Financials	35,027,724	-	-	35,027,724
Health Care	19,922,706	-	-	19,922,706
Industrials	14,724,863	-	-	14,724,863
Information Technology	40,939,620	-	-	40,939,620
Materials	25,608,417	-	-	25,608,417
Telecommunication Services	5,634,838	-	-	5,634,838
Total Common Stocks	$220,788,113	$-	$-	220,788,113

Preferred Stocks
Financials	$122,218	$-	$-	$122,218
Total Prederred Stocks	$122,218	$-	$-	$122,218

REITS
Financials	$314,830	$-	$-	$314,830
Total REITS	$314,830	$-	$-	$314,830

Corporate Bonds
Consumer Discretionary	$-	$2,541,942	$-	$2,541,942
Consumer Staples	-	1,191,604	-	1,191,604
Energy	-	899,025	-	899,025
Financials	-	51,370,829	-	51,370,829
Health Care	-	8,037,086	-	8,037,086
Industrials	-	1,021,443	-	1,021,443
Information Technology	-	6,572,759	-	6,572,759
Materials	-	6,319,404	-	6,319,404
Telecommunication Services	-	6,836,421	-	6,836,421
Utilities	-	302,379	-	302,379
Total Corporate Bonds	$-	$85,092,892	$-	$85,092,892

Mortgage Backed Securities	$-	$11,519,355	$-	$11,519,355

U.S. Government Agency Issues	$-	$1,865,240	$-	$1,865,240

U.S. Treasury Obligations
U.S. Treasury Bonds	$-	$1,617,105	$-	$1,617,105
U.S. Treasury Notes	-	16,644,185	-	16,644,185
Total U.S. Treasury Obligations	$-	$18,261,290	$-	$18,261,290

Investment Companies (Excluding Money Market Funds)	$9,953,085	$-	$-	$9,953,085

Short-Term Investments
Money Market Funds	$5,815,843	$-	$-	$5,815,843
Total Short-Term Investments	$5,815,843	$-	$-	$5,815,843

Total Investments	$236,994,089	$116,738,777	$-	$353,732,866

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2014, the Fund recognized no transfers between levels.

Hennessy Balanced Fund
Schedule of Investments
July 31, 2014 (Unaudited)
			% of
	Number of Shares/Par Amount	Value	Net Assets
COMMON STOCKS - 49.33%
Consumer Discretionary - 4.50%
McDonald's Corp.	5,900	$557,904	4.50%

Consumer Staples - 4.62%
Procter & Gamble Co.	7,400	572,168	4.62%

Energy - 4.85%
Chevron Corp.	4,650	600,966	4.85%

Health Care - 9.34%
Merck & Co., Inc.	11,550	655,347	5.29%
Pfizer, Inc.	17,500	502,250	4.05%
		1,157,597	9.34%
Industrials - 4.59%
General Electric Co.	22,600	568,390	4.59%

Information Technology - 8.32%
Cisco Systems, Inc.	8,750	220,762	1.78%
Intel Corp.	22,700	769,303	6.21%
Microsoft Corp.	950	41,002	0.33%
		1,031,067	8.32%
Materials - 3.35%
EI Du Pont de Nemours & Co.	6,450	414,800	3.35%

Telecommunication Services - 9.76%
AT&T, Inc.	16,850	599,691	4.84%
Verizon Communications, Inc.	12,100	610,082	4.92%
		1,209,773	9.76%
Total Common Stocks (Cost $4,994,847)		6,112,665	49.33%

SHORT-TERM INVESTMENTS - 50.71%
Money Market Funds - 4.72%
Fidelity Government Portfolio - Institutional Class, 0.01% (a)	585,384	585,384	4.72%

U.S. Treasury Bills - 45.99%
0.025%, 08/21/2014 (b)	1,000,000	999,958	8.07%
0.035%, 09/18/2014 (b)	800,000	799,893	6.46%
0.050%, 02/05/2015 (b)	1,500,000	1,499,648	12.10%
0.050%, 03/05/2015 (b)	300,000	299,897	2.42%
0.125%, 04/02/2015 (b)	500,000	499,805	4.04%
0.095%, 05/28/2015 (b)	600,000	599,600	4.84%
0.110%, 06/25/2015 (b)	1,000,000	999,157	8.06%
		5,697,958	45.99%
Total Short-Term Investments (Cost $6,282,575)		6,283,342	50.71%

Total Investments (Cost $11,277,422) - 100.04%		12,396,007	100.04%
Liabilities in Excess of Other Assets - (0.04)%		(4,629)	(0.04)%
TOTAL NET ASSETS - 100.00%		$12,391,378	100.00%

Percentages are stated as a percent of net assets.

(a) The rate listed is the fund's 7-day yield as of July 31, 2014.
(b) The rate listed is discount rate at issue.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

Cost of investments	$11,286,985
Gross unrealized appreciation	1,133,860
Gross unrealized depreciation	(24,838)
Net unrealized appreciation	$1,109,022

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2014
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, publicly traded partnerships, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in
Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2014 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$557,904	$-	$-	$557,904
Consumer Staples	572,168	-	-	572,168
Energy	600,966	-	-	600,966
Health Care	1,157,597	-	-	1,157,597
Industrials	568,390	-	-	568,390
Information Technology	1,031,067	-	-	1,031,067
Materials	414,800	-	-	414,800
Telecommunication Services	1,209,773	-	-	1,209,773
Total Common Stocks	$6,112,665	$-	$-	$6,112,665

Short-Term Investments
Money Market Funds	$585,384	$-	$-	$585,384
U.S. Treasury Bills	-	5,697,958	-	5,697,958
Total Short-Term Investments	$585,384	$5,697,958	$-	$6,283,342

Total Investments	$6,698,049	$5,697,958	$-	$12,396,007

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2014, the Fund recognized no transfers between levels.

Hennessy Core Bond Fund
Schedule of Investments
July 31, 2014 (Unaudited)
	Number of Shares/Par		% of
	Amount	Value	Net Assets
PREFERRED STOCKS - 1.72%
Financials - 1.72%
Fannie Mae Preferred (a)	7,900	$91,087	1.72%
Total Preferred Stocks (Cost $197,500)		91,087	1.72%

REITS - 1.88%
Financials - 1.88%
Apollo Commercial Real Estate Finance, Inc.	6,000	99,420	1.88%
Total REITS (Cost $100,716)		99,420	1.88%

CORPORATE BONDS - 57.69%
Consumer Discretionary - 3.65%
YUM! Brands, Inc.
5.300%, 09/15/2019	175,000	193,018	3.65%
Financials - 36.67%
Associated Banc-Corp
5.125%, 03/28/2016	250,000	264,942	5.01%
Associates Corporation of North America
6.950%, 11/01/2018	175,000	207,588	3.92%
Discover Financial Services
5.200%, 04/27/2022	175,000	193,223	3.65%
Ford Motor Credit Co. LLC
3.000%, 06/12/2017	225,000	233,689	4.42%
Lazard Group
6.850%, 06/15/2017	215,000	244,306	4.62%
Manulife Financial Corp. (c)
3.400%, 09/17/2015	200,000	206,215	3.90%
Prudential Financial, Inc.
5.500%, 03/15/2016	148,000	158,732	3.00%
The Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	200,000	219,936	4.16%
The Royal Bank of Scotland PLC (c)
4.375%, 03/16/2016	200,000	210,767	3.99%
		1,939,398	36.67%
Health Care - 9.31%
AbbVie, Inc.
1.200%, 11/06/2015	200,000	201,112	3.80%
Agilent Technologies, Inc.
5.000%, 07/15/2020	175,000	191,316	3.62%
Celgene Corp.
3.625%, 05/15/2024	100,000	100,192	1.89%
		492,620	9.31%
Information Technology - 2.86%
KLA-Tencor Corp.
6.900%, 05/01/2018	130,000	151,394	2.86%
Utilities - 5.20%
Sempra Energy
6.500%, 06/01/2016	250,000	274,890	5.20%
Total Corporate Bonds (Cost $2,889,420)		3,051,320	57.69%

MORTGAGE BACKED SECURITIES - 10.05%
Federal National Mortgage Association
3.000%, 08/01/2042	312,239	307,157	5.81%
3.000%, 03/20/2028	225,000	224,216	4.24%
Total Mortgage Backed Securities (Cost $545,916)		531,373	10.05%

U.S. TREASURY OBLIGATIONS - 17.19%
U.S. Treasury Bonds - 1.98%
6.250%, 08/15/2023	80,000	104,888	1.98%

U.S. Treasury Notes - 15.21%
U.S. Treasury Notes - 15.21%
2.500%, 08/15/2023	385,000	385,677	7.29%
2.750%, 02/15/2024	150,000	152,830	2.89%
3.250%, 03/31/2017	250,000	265,703	5.03%
		804,210	15.21%
Total U.S. Treasury Obligations (Cost $908,016)		909,098	17.19%

INVESTMENT COMPANIES (EXCLUDING MONEY MARKET FUNDS) - 8.90%
iShares iBoxx $High Yield Corporation Bond Fund	1,600	147,904	2.80%
iShares S&P U.S. Preferred Stock Index Fund	3,500	138,355	2.61%
SPDR Barclays Short Term High Yield	5,000	151,850	2.87%
Wisdomtree Emerging Markets Local Debt Fund	700	32,739	0.62%
		470,848	8.90%
Total Investment Companies (Excluding Money Market Funds) (Cost $474,053)		470,848	8.90%

SHORT-TERM INVESTMENTS - 1.97%
Money Market Funds - 1.97%
Fidelity Government Portfolio - Institutional Class, 0.01% (b)	104,427	104,427	1.97%
Total Short-Term Investments (Cost $104,427)		104,427	1.97%

Total Investments (Cost $5,220,048) - 99.40%		5,257,573	99.40%
Other Assets in Excess of Liabilities - 0.60%		31,519	0.60%
TOTAL NET ASSETS - 100.00%		$5,289,092	100.00%

	Percentages are stated as a percent of net assets.

REIT-	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of July 31, 2014.
(c)	U.S. traded security of a foreign corporation.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
	Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

	Cost of investments	$5,220,708
	Gross unrealized appreciation	169,558
	Gross unrealized depreciation	(132,693)
	Net unrealized appreciation	$36,865

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

	Summary of Fair Value Exposure at July 31, 2014
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

	Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

	Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
	model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for
	which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets),
	little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest
	rates, prepayment speeds, credit risk curves, default rates and similar data.

	Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those
	inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, publicly traded partnerships, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will be valued at the
NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied,
	they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending NAV provided by
	the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in
	Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity
	levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2014 were as follows:

	Level 1	Level 2	Level 3	Total
Preferred Stocks
Financials	$91,087	$-	$-	$91,087
Total Preferred Stocks	$91,087	$-	$-	$91,087

REITS
Financials	$99,420	$-	$-	$99,420
Total REITS	$99,420	$-	$-	$99,420

Corporate Bonds
Consumer Discretionary	$-	$193,018	$-	$193,018
Financials	-	1,939,398	-	1,939,398
Health Care	-	492,620	-	492,620
Information Technology	-	151,394	-	151,394
Utilities	-	274,890	-	274,890
Total Corporate Bonds	$-	$3,051,320	$-	$3,051,320

Mortgage Backed Securities	$-	$531,373	$-	$531,373

U.S. Treasury Obligations
U.S. Treasury Bonds		104,888		$104,888
U.S. Treasury Notes	-	804,210	-	804,210
Total U.S. Treasury Obligations	$-	$909,098	$-	$909,098

Investment Companies (Excluding Money Market Funds)	$470,848	$-	$-	$470,848

Short-Term Investments
Money Market Funds	$104,427	$-	$-	$104,427
Total Short-Term Investments	$104,427	$-	$-	$104,427

Total Investments	$765,782	$4,491,791	$-	$5,257,573

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2014, the Fund recognized no transfers between levels.

Hennessy Gas Utility Index Fund
Schedule of Investments
July 31, 2014 (Unaudited)
			% of
	Number of Shares	Value	Net Assets
COMMON STOCKS - 92.30%
Energy - 27.53%
Cheniere Energy, Inc. (a)	1,400,117	$99,072,279	4.90%
Enbridge, Inc. (c)	2,054,247	100,617,018	4.98%
Energen Corp.	155,492	12,692,812	0.63%
EQT Corp.	482,232	45,243,006	2.24%
Kinder Morgan, Inc.	2,761,225	99,348,875	4.91%
Spectra Energy Corp.	2,399,615	98,192,246	4.86%
TransCanada Corp. (c)	2,019,427	101,314,653	5.01%
		556,480,889	27.53%
Financials - 0.47%
Berkshire Hathaway, Inc., Class A (a)	50	9,406,200	0.47%

Utilities - 64.30%
AGL Resources, Inc.	1,155,916	59,691,502	2.95%
ALLETE, Inc.	3,900	182,988	0.01%
Alliant Energy Corp.	102,154	5,771,701	0.29%
Ameren Corp.	236,890	9,108,420	0.45%
Atmos Energy Corp.	1,223,962	59,141,844	2.93%
Avista Corp.	137,472	4,265,756	0.21%
Black Hills Corp.	113,459	5,980,424	0.30%
Centerpoint Energy, Inc.	1,107,726	26,939,896	1.33%
Chesapeake Utilities Corp.	93,763	6,103,034	0.30%
CMS Energy Corp.	962,648	27,849,407	1.38%
Consolidated Edison, Inc.	550,886	30,899,196	1.53%
Corning Natural Gas Holding Corp.	26,393	504,106	0.02%
Delta Natural Gas Company, Inc.	83,047	1,627,721	0.08%
Dominion Resources, Inc.	1,447,096	97,881,573	4.84%
DTE Energy Co.	388,954	28,712,584	1.42%
Duke Energy Corp.	169,337	12,214,278	0.60%
Entergy Corp.	17,050	1,241,752	0.06%
Exelon Corp.	605,881	18,830,781	0.93%
Gas Natural, Inc.	81,350	1,048,602	0.05%
Iberdrola SA - ADR (c)	477,144	14,147,320	0.70%
Integrys Energy Group, Inc.	461,488	30,255,153	1.50%
MDU Resources Group, Inc.	832,678	26,237,684	1.30%
MGE Energy, Inc.	57,996	2,181,810	0.11%
National Fuel Gas Co.	506,824	34,925,242	1.73%
National Grid PLC - ADR (c)	1,382,198	99,227,994	4.91%
New Jersey Resources Corp.	349,642	17,859,713	0.88%
NiSource, Inc.	2,278,131	85,839,976	4.25%
Northeast Utilities	366,975	16,110,203	0.80%
Northwest Natural Gas Co.	293,568	12,688,009	0.63%
Northwestern Corp.	144,698	6,687,942	0.33%
One Gas, Inc.	575,078	20,702,808	1.02%
ONEOK, Inc.	1,411,598	90,949,259	4.50%
Pepco Holdings, Inc.	95,904	2,575,022	0.13%
PG&E Corp.	1,361,799	60,831,561	3.01%
Piedmont Natural Gas Company, Inc.	883,707	30,655,796	1.52%
PPL Corp.	129,035	4,256,865	0.21%
Public Service Enterprise Group, Inc.	1,207,790	42,477,974	2.10%
Questar Corp.	1,501,615	33,395,918	1.65%
RGC Resources, Inc.	52,536	1,039,687	0.05%
SCANA Corp.	291,966	14,855,230	0.73%
Sempra Energy	1,005,440	100,252,422	4.96%
South Jersey Industries, Inc.	230,128	12,327,957	0.61%
Southwest Gas Corp.	523,690	25,938,366	1.28%
TECO Energy, Inc.	344,736	6,019,091	0.30%
The Empire District Electric Co.	30,850	756,133	0.04%
The Laclede Group, Inc.	382,133	17,952,608	0.89%
UGI Corp.	282,935	13,733,665	0.68%
UIL Holdings Corp.	266,133	9,343,930	0.46%
Unitil Corp.	91,918	2,941,376	0.14%
UNS Energy Corp.	26,980	1,630,132	0.08%
Vectren Corp.	439,416	16,737,355	0.83%
WGL Holdings, Inc.	457,587	17,836,741	0.88%
Wisconsin Energy Corp.	202,960	8,844,997	0.44%
Xcel Energy, Inc.	636,399	19,601,089	0.97%

			1,299,812,593	64.30%
	Total Common Stocks (Cost $1,458,990,831)		1,865,699,682	92.30%

	PARTNERSHIPS - 5.99%
	Energy - 5.99%
	Energy Transfer Equity, LP	1,787,908	97,244,316	4.81%
	Plains GP Holdings LP	800,000	23,768,000	1.18%
			121,012,316	5.99%
	Total Partnerships (Cost $31,714,279)		121,012,316	5.99%

	SHORT-TERM INVESTMENTS - 2.16%
	Money Market Funds - 2.16%
	Fidelity Government Portfolio - Institutional Class, 0.01% (b)	43,744,161	43,744,161	2.16%
	Total Short-Term Investments (Cost $43,744,161)		43,744,161	2.16%

	Total Investments (Cost $1,534,449,271) - 100.45%		2,030,456,159	100.45%
	Liabilities in Excess of Other Assets - (0.45)%		(9,109,275)	(0.45)%
	TOTAL NET ASSETS - 100.00%		$2,021,346,884	100.00%

	Percentages are stated as a percent of net assets.

ADR-	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of July 31, 2014.
(c)	U.S. traded security of a foreign corporation.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
	Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

	Cost of investments	$1,550,833,300
	Gross unrealized appreciation	500,957,919
	Gross unrealized depreciation	(21,335,060)
	Net unrealized appreciation	$479,622,859

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

	Summary of Fair Value Exposure at July 31, 2014
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

	Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

	Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
	model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for
	which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets),
	little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest
	rates, prepayment speeds, credit risk curves, default rates and similar data.

	Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those
	inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, publicly traded partnerships, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will be valued at the
NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied,
	they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending NAV provided by
	the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in
	Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2014 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Energy	$556,480,889	$-	$-	$556,480,889
Financials	9,406,200	-	-	9,406,200
Utilities	1,299,812,593	-	-	1,299,812,593
Total Common Stocks	$1,865,699,682	$-	$-	$1,865,699,682

Partnerships
Energy	$121,012,316	$-	$-	$121,012,316
Total Partnerships	$121,012,316	$-	$-	$121,012,316

Short-Term Investments
Money Market Funds	$43,744,161	$-	$-	$43,744,161
Total Short-Term Investments	$43,744,161	$-	$-	$43,744,161

Total Investments	$2,030,456,159	$-	$-	$2,030,456,159

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2014, the Fund recognized transfers between Levels 1 and 2.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

	Common Stock
Transfers into Level 1	$504,106
Transfers out of Level 1	-

Net Transfers into/(out of) Level 1	$504,106

Transfers into Level 2	-
Transfers out of Level 2	(504,106)

Net transfers into/(out of) Level 2	$(504,106)

The Fund transferred $504,106 from Level 2 to Level 1 at July 31, 2014. The security was transferred due to lack of an active market on October 31, 2013, but actively traded on
July 31, 2014.

Hennessy Small Cap Financial Fund
Schedule of Investments
July 31, 2014 (Unaudited)
			% of
	Number of Shares	Value	Net Assets
COMMON STOCKS - 94.43%
Consumer Discretionary - 0.39%
KB Home	60,000	$978,000	0.39%

Financials - 94.04%
Associated Banc-Corp.	435,000	7,795,200	3.13%
Astoria Financial Corp.	750,000	9,660,000	3.88%
Bancorp Inc. Del (a)	335,000	3,182,500	1.28%
Bank Mutual Corp.	235,000	1,417,050	0.57%
BankUnited, Inc.	305,000	9,528,200	3.83%
Banner Corp.	220,000	8,852,800	3.55%
Blue Hills Bancorp, Inc. (a)	95,000	1,178,000	0.47%
Capital Bank Financial Corp. (a)	220,000	5,011,600	2.01%
Clifton Bancorp, Inc.	340,000	4,202,400	1.69%
Customers Bancorp, Inc. (a)	258,500	4,901,160	1.97%
Encore Capital Group, Inc. (a)	175,000	7,434,000	2.98%
First Bancorp (a) (c)	660,000	3,392,400	1.36%
First Internet Bancorp	52,809	928,910	0.37%
Flagstar Bancorp, Inc. (a)	325,244	5,951,965	2.39%
Flushing Financial Corp.	480,000	8,918,400	3.58%
Fulton Financial Corp.	430,000	4,876,200	1.96%
Genworth Financial, Inc. (a)	530,000	6,943,000	2.79%
Hingham Institution for Savings	94,000	7,762,520	3.12%
HomeStreet, Inc.	236,783	4,129,496	1.66%
Independent Bank Corp. - Mich (a)	210,000	2,780,400	1.12%
Independent Bank Corp.	75,000	2,738,250	1.10%
Investors Bancorp, Inc.	865,000	8,952,750	3.59%
MBIA, Inc. (a)	460,000	4,406,800	1.77%
MGIC Investment Corp. (a)	690,000	5,099,100	2.05%
OceanFirst Financial Corp.	215,400	3,427,014	1.38%
Popular, Inc. (a) (c)	185,000	5,901,500	2.37%
Provident Financial Services, Inc.	550,000	9,190,500	3.69%
Radian Group, Inc.	620,000	7,849,200	3.15%
Servisfirst Bancshares, Inc.	111,000	3,129,090	1.26%
Square 1 Financial, Inc. (a)	160,000	3,049,600	1.22%
Stonegate Mortgage Corp. (a)	400,000	5,148,000	2.07%
Susquehanna Bancshares, Inc.	635,000	6,464,300	2.59%
Synovus Financial Corp.	410,000	9,655,500	3.88%
Territorial Bancorp, Inc.	105,000	2,110,500	0.85%
Umpqua Holdings Corp.	275,000	4,653,000	1.87%
United Financial Bancorp, Inc.	434,512	5,509,612	2.21%
Washington Federal, Inc.	460,000	9,641,600	3.87%
Webster Financial Corp.	145,000	4,157,150	1.67%
Wintrust Financial Corp.	210,000	9,729,300	3.91%
WSFS Financial Corp.	72,000	5,154,480	2.07%
Zions Bancorporation	325,000	9,366,500	3.76%
		234,179,947	94.04%
Total Common Stocks (Cost $209,906,779)		235,157,947	94.43%

PARTNERSHIPS - 1.47%
Financials - 1.47%
KKR & Co. LP	160,000	3,667,200	1.47%
Total Partnerships (Cost $2,648,425)		3,667,200	1.47%

REITS - 0.51%
Financials - 0.51%
RAIT Financial Trust	165,000	1,270,500	0.51%
Total REITS (Cost $1,197464)		1,270,500	0.51%

SHORT-TERM INVESTMENTS - 2.34%
Money Market Funds - 2.34%
Fidelity Government Portfolio - Institutional Class, 0.01% (b)	5,825,665	5,825,665	2.34%
Total Short-Term Investments (Cost $5,825,665)		5,825,665	2.34%

Total Investments (Cost $219,578,333) - 98.75%		245,921,312	98.75%
Other Assets in Excess of Liabilities - 1.25%		3,100,873	1.25%
TOTAL NET ASSETS - 100.00%		$249,022,185	100.00%

Percentages are stated as a percent of net assets.

REIT-	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of July 31, 2014.
(c)	U.S. traded security of a foreign corporation.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
	Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

	Cost of investments	$222,967,049
	Gross unrealized appreciation	32,067,775
	Gross unrealized depreciation	(9,113,512)
	Net unrealized appreciation	$22,954,263

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

	Summary of Fair Value Exposure at July 31, 2014
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

	Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

	Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
	model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for
	which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets),
	little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest
	rates, prepayment speeds, credit risk curves, default rates and similar data.

	Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those
	inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, publicly traded partnerships, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will be valued at the NASDAQ Official Closing
Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1
	of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending NAV provided by
	the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in
	Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity
	levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value
	hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2014 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$978,000	$-	$-	$978,000
Financials	234,179,947	-	-	234,179,947
Total Common Stocks	$235,157,947	$-	$-	$235,157,947

Partnerships
Financials	$3,667,200	$-	$-	$3,667,200
Total Partnerships	$3,667,200	$-	$-	$3,667,200

REITS
Financials	$1,270,500	$-	$-	$1,270,500
Total REITS	$1,270,500	$-	$-	$1,270,500

Short-Term Investments
Money Market Funds	$5,825,665	$-	$-	$5,825,665
Total Short-Term Investments	$5,825,665	$-	$-	$5,825,665

Total Investments	$245,921,312	$-	$-	$245,921,312

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2014, the Fund recognized no transfers between levels.

Hennessy Large Cap Financial Fund
Schedule of Investments
July 31, 2014 (Unaudited)
			% of
	Number of Shares	Value	Net Assets
COMMON STOCKS - 92.73%
Financials - 85.02%
American International Group, Inc.	75,000	$3,898,500	4.04%
Bank of America Corp.	255,000	3,888,750	4.03%
Berkshire Hathaway, Inc., Class B (a)	12,000	1,505,160	1.56%
Capital One Financial Corp.	53,000	4,215,620	4.37%
CIT Group, Inc.	65,000	3,192,150	3.31%
Citigroup, Inc.	84,000	4,108,440	4.26%
Comerica, Inc.	64,000	3,216,640	3.34%
Discover Financial Services	67,000	4,091,020	4.24%
Fifth Third Bancorp	224,000	4,587,520	4.76%
Huntington Bancshares, Inc.	340,000	3,338,800	3.46%
J.P. Morgan Chase & Co.	71,000	4,094,570	4.25%
KeyCorp	180,000	2,437,200	2.53%
MetLife, Inc.	73,000	3,839,800	3.98%
Morgan Stanley	134,000	4,333,560	4.50%
Prudential Financial, Inc.	30,000	2,609,100	2.71%
Regions Financial Corp.	460,000	4,664,400	4.84%
SunTrust Banks, Inc.	120,000	4,566,000	4.74%
The Charles Schwab Corp.	15,000	416,250	0.43%
The Goldman Sachs Group, Inc.	16,000	2,765,920	2.87%
The PNC Financial Services Group, Inc.	53,000	4,375,680	4.54%
The Travelers Companies, Inc.	42,000	3,761,520	3.90%
U.S. Bancorp (c)	101,000	4,245,030	4.40%
Wells Fargo & Co.	75,000	3,817,500	3.96%
		81,969,130	85.02%
Information Technology - 7.71%
MasterCard, Inc., Class A	49,000	3,633,350	3.77%
Visa, Inc., Class A	18,000	3,798,180	3.94%
		7,431,530	7.71%
Total Common Stocks (Cost $73,513,883)		89,400,660	92.73%

PARTNERSHIPS - 4.31%
Partnerships - 4.31%
Blackstone Group LP	127,000	4,150,360	4.31%
Total Partnerships (Cost $2,250,528)		4,150,360	4.31%

SHORT-TERM INVESTMENTS - 2.55%
Money Market Funds - 2.55%
Fidelity Government Portfolio - Institutional Class, 0.01% (b)	2,459,170	2,459,170	2.55%
Total Short-Term Investments (Cost $2,459,170)		2,459,170	2.55%

Total Investments (Cost $78,223,581) - 99.59%		96,010,190	99.59%
Other Assets in Excess of Liabilities - 0.41%		395,093	0.41%
TOTAL NET ASSETS - 100.00%		$96,405,283	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate listed is the fund's 7-day yield as of July 31, 2014.
(c)	Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund's distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the period ended July 31, 2014, are as follows:

Issuer	U.S. Bancorp
Beginning Cost	$1,739,350
Purchase Cost	$2,366,097
Sales Cost	$245,617
Ending Cost	$3,859,830
Dividend Income	$60,380
Shares	101,000
Market Value	$4,245,030

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

Cost of investments	$80,410,765
Gross unrealized appreciation	15,918,792
Gross unrealized depreciation	(319,366)
Net unrealized appreciation	$15,599,425

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2014
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, publicly traded partnerships, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will be valued at the
NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in
Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2014 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Financials	$81,969,130	$-	$-	$81,969,130
Information Technology	7,431,530	-	-	7,431,530
Total Common Stocks	$89,400,660	$-	$-	$89,400,660

Partnerships
Financials	$4,150,360	$-	$-	$4,150,360
Total Partnerships	$4,150,360	$-	$-	$4,150,360

Short-Term Investments
Money Market Funds	$2,459,170	$-	$-	$2,459,170
Total Short-Term Investments	$2,459,170	$-	$-	$2,459,170

Total Investments	$96,010,190	$-	$-	$96,010,190

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2014, the Fund recognized no transfers between levels.

Hennessy Technology Fund
Schedule of Investments
July 31, 2014 (Unaudited)
			% of
	Number of Shares	Value	Net Assets
COMMON STOCKS - 97.19%
Consumer Discretionary - 11.52%
Amazon.com, Inc. (a)	625	$195,619	3.35%
Harman International Industries	2,055	223,070	3.82%
Netflix, Inc. (a)	600	253,632	4.35%
		672,321	11.52%
Financials - 0.69%
Zillow, Inc. (a)	280	40,188	0.69%
		40,188	0.69%

Health Care - 18.79%
Alexion Pharmaceuticals, Inc. (a)	807	128,305	2.20%
Align Technology, Inc. (a)	840	45,536	0.78%
athenahealth, Inc. (a)	140	17,416	0.30%
Biogen Idec, Inc. (a)	395	132,084	2.26%
Gilead Sciences, Inc. (a)	1,473	134,853	2.31%
Illumina, Inc. (a)	773	123,611	2.12%
McKesson Corp.	1,315	252,296	4.32%
Thermo Fisher Scientific, Inc.	2,160	262,440	4.50%
		1,096,541	18.79%
Industrials - 0.54%
Aerovironment, Inc. (a)	1,000	31,490	0.54%
		31,490	0.54%

Information Technology - 61.25%
3D Systems Corp. (a)	1,122	56,246	0.96%
Alliance Fiber Optic Products, Inc.	1,315	17,595	0.30%
Applied Materials, Inc.	12,235	256,446	4.39%
Arris Group, Inc. (a)	4,312	147,341	2.53%
Bottomline Technologies, Inc. (a)	1,110	31,424	0.54%
Corning, Inc.	13,015	255,745	4.38%
Dealertrack Technologies, Inc (a)	1,620	60,863	1.04%
Edgewater Technology, Inc. (a)	5,275	32,230	0.55%
Envestnet, Inc. (a)	190	8,286	0.14%
Finisar Corp. (a)	2,520	49,720	0.85%
First Solar, Inc. (a)	1,070	67,528	1.16%
Fleetmatics Group PLC (a) (c)	1,165	36,802	0.63%
LAM Research Corp.	3,630	254,100	4.35%
Lattice Semiconductor Corp. (a)	4,680	32,011	0.55%
Manhattan Associates, Inc. (a)	2,265	66,500	1.14%
Methode Electronics, Inc.	795	25,424	0.44%
Microchip Technology, Inc.	5,579	251,167	4.30%
Micron Technology, Inc. (a)	8,450	258,147	4.42%
NetSuite, Inc. (a)	260	21,921	0.38%
Pandora Media, Inc. (a)	1,390	34,917	0.60%
Rambus, Inc. (a)	2,825	32,516	0.56%
Reis, Inc.	1,525	32,955	0.57%
salesforce.com, Inc. (a)	4,790	259,857	4.45%
SanDisk Corp.	2,805	257,247	4.41%
ServiceNow, Inc. (a)	990	58,212	1.00%
Skyworks Solutions, Inc.	4,940	250,754	4.30%
Splunk, Inc. (a)	790	37,146	0.64%
SS&C Technologies Holdings, Inc. (a)	2,495	108,058	1.85%
Stratasys Ltd. (a) (c)	1,470	147,794	2.53%
The Ultimate Software Group, Inc. (a)	845	113,999	1.95%
Workday, Inc. (a)	1,850	155,104	2.66%
Yelp, Inc. (a)	515	34,587	0.59%
Zebra Technologies Corp. (a)	1,525	122,107	2.09%
		3,574,749	61.25%
Telecommunication Services - 4.40%
T- Mobile US, Inc. (a)	7,792	256,669	4.40%
Total Common Stocks (Cost $5,312,400)		5,671,958	97.19%

INVESTMENT COMPANIES (EXCLUDING MONEY MARKET FUNDS) - 0.65%
Hercules Technology Growth Capital, Inc.	2,320	38,095	0.65%
Total Investment Companies (Excluding Money Market Funds) (Cost $30,636)		38,095	0.65%

SHORT-TERM INVESTMENTS - 6.29%
Money Market Funds - 6.29%
Federated Government Obligations Fund - Class I, 0.01% (b)	67,077	67,077	1.15%
Fidelity Government Portfolio - Institutional Class, 0.01% (b)	300,000	300,000	5.14%
		367,077	6.29%
Total Short-Term Investments (Cost $367,077)		367,077	6.29%

Total Investments (Cost $5,710,113) - 104.13%		6,077,130	104.13%
Liabilities in Excess of Other Assets - (4.13)%		(241,128)	(4.13)%
TOTAL NET ASSETS - 100.00%		$5,836,002	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate listed is the fund's 7-day yield as of July 31, 2014.
(c) U.S. traded security of a foreign corporation.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

Cost of investments	$5,720,675
Gross unrealized appreciation	533,321
Gross unrealized depreciation	(176,866)
Net unrealized appreciation	$356,455

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2014
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, publicly traded partnerships, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will be valued at the
NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in
Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2014 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$672,321	$-	$-	$672,321
Financials	40,188	-	-	40,188
Health Care	1,096,541	-	-	1,096,541
Industrials	31,490	-	-	31,490
Information Technology	3,574,749	-	-	3,574,749
Telecommunication Services	256,669	-	-	256,669
Total Common Stocks	$5,671,958	$-	$-	$5,671,958

Investment Companies (Excluding Money Market Funds)	$38,095	$-	$-	$38,095

Short-Term Investments
Money Market Funds	$367,077	$-	$-	$367,077
Total Short-Term Investments	$367,077	$-	$-	$367,077

Total Investments	$6,077,130	$-	$-	$6,077,130

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2014, the Fund recognized no transfers between levels.

Hennessy Japan Fund
Schedule of Investments
July 31, 2014 (Unaudited)
			% of
	Number of Shares	Value	Net Assets
COMMON STOCKS - 88.48%
Consumer Discretionary - 25.55%
Asics Corp.	115,200	$2,444,831	5.34%
Isuzu Motors, Ltd.	337,000	2,338,987	5.10%
Ryohin Keikaku Co., Ltd.	22,100	2,667,263	5.82%
Shimano, Inc.	20,500	2,393,187	5.22%
Toyota Motor Corp.	31,600	1,865,666	4.07%
		11,709,934	25.55%
Consumer Staples - 14.35%
Kao Corp.	64,200	2,640,175	5.76%
Pigeon Corp.	28,100	1,614,208	3.52%
Unicharm Corp.	37,900	2,320,720	5.07%
		6,575,103	14.35%
Financials - 5.79%
Mizuho Financial Group	503,200	976,949	2.13%
Sumitomo Mitsui Financial Group, Inc.	41,100	1,675,420	3.66%
		2,652,369	5.79%
Health Care - 9.06%
Mani, Inc.	2,600	147,570	0.32%
Rohto Pharmaceutical Co., Ltd.	123,600	1,912,767	4.18%
Terumo Corp.	92,200	2,090,640	4.56%
		4,150,977	9.06%
Industrials - 25.11%
Daikin Industries	17,100	1,174,411	2.56%
Itochu Corp.	30,700	390,895	0.85%
Komatsu, Ltd.	7,500	166,330	0.36%
Kubota Corp.	36,000	473,951	1.03%
Marubeni Corp.	46,000	323,290	0.71%
Misumi Group, Inc.	74,700	2,380,666	5.20%
Mitsubishi Corp.	105,800	2,229,403	4.86%
Nidec Corp.	38,700	2,520,404	5.50%
Sumitomo Corp.	140,500	1,851,517	4.04%
		11,510,867	25.11%
Information Technology - 4.75%
Keyence Corp.	5,000	2,178,225	4.75%

Materials - 3.87%
Fuji Seal International, Inc.	60,900	1,775,975	3.87%
Total Common Stocks (Cost $27,849,439)		40,553,450	88.48%

SHORT-TERM INVESTMENTS - 5.84%
Money Market Funds - 5.84%
Federated Government Obligations Fund - Class I, 0.01% (a)	494,912	494,912	1.08%
Fidelity Government Portfolio - Institutional Class, 0.01% (a)	2,180,000	2,180,000	4.76%
		2,674,912	5.84%
Total Short-Term Investments (Cost $2,674,912)		2,674,912	5.84%

Total Investments (Cost $30,524,351) - 94.32%		43,228,362	94.32%
Other Assets in Excess of Liabilities - 5.68%		2,601,706	5.68%
TOTAL NET ASSETS - 100.00%		$45,830,068	100.00%

Percentages are stated as a percent of net assets.

(a) The rate listed is the fund's 7-day yield as of July 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

Cost of investments	$30,573,637
Gross unrealized appreciation	13,212,268
Gross unrealized depreciation	(557,543)
Net unrealized appreciation	$12,654,725

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2014
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, publicly traded partnerships, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in
Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2014 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$-	$11,709,934	$-	$11,709,934
Consumer Staples	-	6,575,103	-	6,575,103
Financials	-	2,652,369	-	2,652,369
Health Care	-	4,150,977	-	4,150,977
Industrials	-	11,510,867	-	11,510,867
Information Technology	-	2,178,225	-	2,178,225
Materials	-	1,775,975	-	1,775,975
Total Common Stocks	$-	$40,553,450	$-	$40,553,450

Short-Term Investments
Money Market Funds	$2,674,912	$-	$-	$2,674,912
Total Short-Term Investments	$2,674,912	$-	$-	$2,674,912

Total Investments	$2,674,912	$40,553,450	$-	$43,228,362

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2014, the Fund recognized significant transfers between Levels 1 and 2.

Transfers between Level 1 and Level 2 relate to the use of a fair valuation pricing service. On days when the fair valuation pricing service is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification.

Hennessy Japan Small Cap Fund
Schedule of Investments
July 31, 2014 (Unaudited)
			% of
	Number of Shares	Value	Net Assets
COMMON STOCKS - 91.56%
Consumer Discretionary - 28.57%
Ahresty Corp.	35,000	$305,495	1.44%
Bic Camera, Inc.	50,000	433,446	2.05%
Doshisha Co., Ltd.	21,700	399,631	1.89%
Eagle Industry Co., Ltd.	15,000	274,067	1.29%
Faltec Co., Ltd.	21,000	313,260	1.48%
Fujibo Holdings, Inc.	126,000	346,349	1.64%
Hagihara Industries, Inc.	19,100	287,066	1.36%
Haseko Corp.	44,500	353,350	1.67%
Kawai Musical Instruments Manufacturing Co., Ltd.	135,000	267,405	1.26%
Kinugawa Rubber Industrials Co., Ltd.	78,000	417,451	1.97%
Komehyo Co., Ltd.	24,200	382,737	1.81%
Komeri Co., Ltd.	12,000	280,407	1.32%
Nissei Build Kogyo Co., Ltd.	140,000	410,659	1.94%
Onward Holdings Co., Ltd.	40,000	285,180	1.35%
Sankyo Seiko Co.	79,000	314,483	1.49%
Seiren Co., Ltd.	40,100	358,062	1.69%
SNT Corp.	61,100	263,414	1.24%
Starts Corp., Inc.	12,000	197,422	0.93%
Studio Alice Co., Ltd.	11,400	159,280	0.75%
		6,049,164	28.57%
Consumer Staples - 3.71%
Kaneko Seeds Co.	22,600	207,957	0.98%
S Foods, Inc.	25,000	392,856	1.86%
Yamatane Corp.	108,000	184,639	0.87%
		785,452	3.71%
Energy - 0.55%
Itochu Enex Co., Ltd.	15,900	115,664	0.55%

Financials - 3.26%
The Tochigi Bank, Inc.	86,000	355,733	1.68%
Tokai Tokyo Financial Holdings, Inc.	48,000	334,220	1.58%
		689,953	3.26%
Health Care - 0.83%
Nichii Gakkan Co.	20,500	174,977	0.83%
Industrials - 29.26%
Anest Iwata Corp.	55,000	386,037	1.82%
Central Glass Co., Ltd.	101,000	350,925	1.66%
Daiichi Jitsugyo, Inc.	71,000	387,693	1.83%
Hanwa Co., Ltd.	91,000	377,381	1.78%
Hitachi Zosen Corp.	73,600	383,017	1.81%
Kito Corp.	12,600	338,160	1.60%
Kitz Corp.	65,900	380,117	1.80%
Kondotec, Inc.	46,000	305,347	1.44%
Kyosan Electric Manufacturing Co., Ltd.	84,000	301,684	1.42%
Miyaji Engineering Group, Inc.	199,000	402,760	1.90%
Nakano Corp.	102,200	349,646	1.65%
Nittoku Engineering Co., Ltd.	38,100	362,252	1.71%
Okamura Corp.	44,000	378,148	1.79%
Ryobi Ltd.	116,000	377,341	1.78%
SBS Holdings, Inc.	39,300	259,967	1.23%
Shin Nippon Air Technologies Co., Ltd.	24,700	190,571	0.90%
Tocalo Co., Ltd.	19,900	339,921	1.61%
Tomoe Engineering Co., Ltd.	20,200	323,480	1.53%
		6,194,447	29.26%

Information Technology - 18.91%
Aiphone Co., Ltd.	14,600	272,745	1.29%
Asahi Net, Inc.	25,700	126,339	0.60%
Dai-ichi Seiko Co.	25,000	421,365	1.99%
Elecom Co., Ltd.	10,000	255,234	1.20%
Hakuto Co., Ltd.	19,900	204,703	0.97%
Information Services International - Dentsu, Ltd.	29,800	389,237	1.84%
Iriso Electronics	4,500	278,321	1.31%
Macnica, Inc.	5,400	177,267	0.84%
Panasonic Industrial Devices SUNX Co., Ltd.	81,900	403,272	1.90%
SIIX Corp.	13,900	257,490	1.22%
Sumida Corp.	60,000	420,241	1.98%
TKC Corp.	7,000	148,074	0.70%
Towa Corp.	58,700	332,894	1.57%
Yokowo Co., Ltd.	61,100	317,162	1.50%
		4,004,344	18.91%
Materials - 6.47%
Hakudo Co., Ltd.	31,200	295,416	1.39%
Shinagawa Refract	156,000	370,828	1.75%
UBE Industries, Ltd.	213,000	367,521	1.74%
Yushiro Chemical Industry Co., Ltd.	26,600	336,255	1.59%
		1,370,020	6.47%
Total Common Stocks (Cost $16,351,001)		19,384,021	91.56%

SHORT-TERM INVESTMENTS - 6.17%
Money Market Funds - 6.17%
Federated Government Obligations Fund - Class I, 0.01% (a)	260,985	260,985	1.23%
Fidelity Government Portfolio - Institutional Class, 0.01% (a)	1,045,000	1,045,000	4.94%
		1,305,985	6.17%
Total Short-Term Investments (Cost $1,305,985)		1,305,985	6.17%

Total Investments (Cost $17,656,986) - 97.73%		20,690,006	97.73%
Other Assets in Excess of Liabilities - 2.27%		481,163	2.27%
TOTAL NET ASSETS - 100.00%		$21,171,169	100.00%

Percentages are stated as a percent of net assets.

(a) The rate listed is the fund's 7-day yield as of July 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

Cost of investments	$17,833,146
Gross unrealized appreciation	3,091,840
Gross unrealized depreciation	(234,980)
Net unrealized appreciation	$2,856,860

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2014
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, publicly traded partnerships, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in
Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of July 31, 2014 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$-	$6,049,164	$-	$6,049,164
Consumer Staples	-	785,452	-	785,452
Energy	-	115,664	-	115,664
Financials	-	689,953	-	689,953
Health Care	-	174,977	-	174,977
Industrials	-	6,194,447	-	6,194,447
Information Technology	-	4,004,344	-	4,004,344
Materials	-	1,370,020	-	1,370,020
Total Common Stocks	$-	$19,384,021	$-	$19,384,021

Short-Term Investments
Money Market Funds	$1,305,985	$-	$-	$1,305,985
Total Short-Term Investments	$1,305,985	$-	$-	$1,305,985

Total Investments	$1,305,985	$19,384,021	$-	$20,690,006

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2014, the Fund recognized significant transfers between Levels 1 and 2.

Transfers between Level 1 and Level 2 relate to the use of a fair valuation pricing service. On days when the fair valuation pricing service is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy Funds Trust

By (Signature and Title) /s/ Neil J. Hennessy
                                           Neil J. Hennessy, Chief Executive Officer

Date  September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Neil J. Hennessy
                                             Neil J. Hennessy, Chief Executive Officer

Date  September 29, 2014

By (Signature and Title)* /s/ Teresa M. Nilsen
                                             Teresa M. Nilsen, Principal Financial Officer

Date  September 29, 2014